Separation of Downstream Business - Additional Information (Detail) (USD $)	12 Months Ended						3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Phillips 66 [Member]	Dec. 31, 2010 Phillips 66 [Member]	Dec. 31, 2009 Phillips 66 [Member]	Apr. 30, 2012 Planned Separation of Downstream Business [Member]	Apr. 30, 2012 Planned Separation of Downstream Business [Member] Sourced From Senior Notes [Member]	Apr. 30, 2012 Planned Separation of Downstream Business [Member] Sourced From Term Loan [Member]	Apr. 30, 2012 Planned Separation of Downstream Business [Member] Sourced From Cash On Hand [Member]
Assets Held For Sale [Line Items]
Special cash distribution from Phillips 66							$ 7,800,000,000	$ 5,800,000,000	$ 2,000,000,000	$ 1,600,000,000
Cash transferred to Phillips 66 at separation							3,600,000,000
Restricted cash							2,468,000,000
Separation costs incurred	17,000,000
Sales and other operating revenues	65,756,000,000	57,296,000,000	48,828,000,000	15,822,000,000	13,412,000,000	11,424,000,000
Purchased commodities	$ 29,975,000,000	$ 24,969,000,000	$ 21,349,000,000	$ 516,000,000	$ 479,000,000	$ 606,000,000